EMPLOYEES - Summary of Average Employee Numbers (Details) - employee employee in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of average number of employees [Line Items]
Average employee numbers	82	86	83
Average employee numbers seconded to joint ventures and associates	2	2	3
Integrated Gas
Disclosure of average number of employees [Line Items]
Average employee numbers	11	11	10
Upstream
Disclosure of average number of employees [Line Items]
Average employee numbers	12	14	14
Oil Products
Disclosure of average number of employees [Line Items]
Average employee numbers	30	34	32
Chemicals
Disclosure of average number of employees [Line Items]
Average employee numbers	2	2	4
Corporate
Disclosure of average number of employees [Line Items]
Average employee numbers	27	25	23